Goodwill (Schedule Of Changes In The Carrying Amount Of Goodwill) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill, Beginning balance	€ 50,815	€ 47,223
Foreign currency translation effect	1,316	3,592
Goodwill, Ending balance	52,131	50,815
Front-End Segment [Member]
Goodwill [Line Items]
Goodwill, Beginning balance		10,395
Foreign currency translation effect		798
Goodwill, Ending balance	11,193	11,193
Back-End Segment [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	39,622	36,828
Foreign currency translation effect	1,316	2,794
Goodwill, Ending balance	€ 40,938	€ 39,622